BLACKROCK ETF TRUST II

iShares Securitized Income Active ETF

(the “Fund”)

Supplement dated January 26, 2026 (the “Supplement”)

to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”),

each dated July 23, 2025, as revised or supplemented to date

As of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Securitized Income Fund, a series of Managed Account Series II, has been reorganized into the Fund.

Shareholders should retain this Supplement for future reference.

PR2SAI-SECU-0126SUP